Submission	Apr. 24, 2025
Submission [Line Items]
Central Index Key	0001836470
Registrant Name	Sportradar Group AG
Registration File Number	333-286679
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES